Derivatives (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	R$ (39,006)	R$ (34,156)
Notional amount of credit protection purchased with identical underlying amount	14,027	9,652
Net position	(24,979)	(24,504)
Credit Default Swaps [Member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(20,268)	(18,156)
Notional amount of credit protection purchased with identical underlying amount	14,027	9,652
Net position	(6,241)	(8,504)
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(18,738)	(16,000)
Net position	R$ (18,738)	R$ (16,000)